Debt - Lenders Put Option - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 03, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 23, 2014	Dec. 31, 2011
Debt Instrument [Line Items]
Fair value of the derivative liability, non current				$ 443
Senior secured debt, net		$ 50,719	$ 63,093	$ 47,704
Prepayment penalty				4.00%
Prepayment extinguished debt				$ 199
Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt, unamortized discount or premium			392	437
Put Option [Member] | Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Fair value of the derivative liability						$ 700
Fair value of the derivative liability, non current			0	56
Change in fair value of the derivative liability			56	594
Amortization of Debt Discount			302	468
Capital Royalty Partners Term Loan [Member] | Prepayment Fee [Member]
Debt Instrument [Line Items]
Senior secured debt, net			2,438
Debt, unamortized discount or premium			$ 35	464
Capital Royalty Partners Term Loan [Member] | Changes In Control [Member] | Put Option [Member]
Debt Instrument [Line Items]
Debt, Description of amount to be prepaid upon change in control or sale, qualified as embedded derivative		Upon a change in control or certain asset sales, the Capital Royalty Partners loan was to be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that started at 5% of the balance and decreased to 0% over time	Upon a change in control or certain asset sales, the Capital Royalty Partners loan must be prepaid in an amount equal to the outstanding principal balance plus accrued and unpaid interest, taking into account a prepayment premium that starts at 5% of the balance and decreases to 0% over time
Fair value of the derivative liability					$ 607
Fair value of the derivative liability, non current				387
Change in fair value of the derivative liability				$ 208
Debt extinguished			$ 2,400
Prepayment penalty		4.00%
Prepayment extinguished debt	$ 2,400